INTANGIBLE ASSETS (Details 1) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Finite-Lived Intangible Assets [Line Items]
2017	$ 11,843
2018	9,844
2019	8,110
2020	6,691
2021	5,118
2022 and thereafter	14,574
Finite-Lived Intangible Assets, Net	$ 56,180	$ 33,575